UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: March 31, 2004
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  May 12, 2004

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $148,379

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      384     9355 SH       SOLE                                       9355
AFFILIATED COMPUTER A          COM              008190100     5456   105125 SH       SOLE                    70000             35125
AMERICAN CAPITAL STRAT COM     COM              024937104      338    10175 SH       SOLE                                      10175
ANADARKO PETROLEUM             COM              032511107     3242    62517 SH       SOLE                    45000             17517
AUTOMATIC DATA PROCESSING INC  COM              053015103      202     4800 SH       SOLE                                       4800
AVERY DENNISON CORP            COM              053611109     4389    70550 SH       SOLE                    40700             29850
BURLINGTON RESOURCES           COM              122014103     1980    31120 SH       SOLE                    24500              6620
CARDINAL HEALTH INC            COM              14149Y108     5026    72950 SH       SOLE                    46800             26150
CELGENE                        COM              151020104     6802   142750 SH       SOLE                    92200             50550
CENDANT CORP COM               COM              151313103     3373   138275 SH       SOLE                    91800             46475
CHEVRONTEXACO CORP COM         COM              166764100      408     4650 SH       SOLE                                       4650
CISCO SYS INC COM              COM              17275R102     3498   148400 SH       SOLE                    93800             54600
CITIGROUP INC                  COM              172967101     5590   108128 SH       SOLE                    72479             35649
CRAY INC COM                   COM              225223106      140    21100 SH       SOLE                                      21100
D R HORTON INC COM             COM              23331A109     5451   153849 SH       SOLE                    93700             60149
DEVON ENERGY CORP COM          COM              25179M103     3979    68425 SH       SOLE                    35800             32625
DOLLAR GEN CORP COM            COM              256669102     4881   254203 SH       SOLE                   168200             86003
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      307     7500 SH       SOLE                                       7500
FANNIE MAE                     COM              313586109     5349    71950 SH       SOLE                    46100             25850
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     7172   265720 SH       SOLE                   163500            102220
GENERAL ELECTRIC CO            COM              369604103     5350   175290 SH       SOLE                   110000             65290
HIBERNIA CORP CL A             COM              428656102      472    20100 SH       SOLE                                      20100
HOME DEPOT                     COM              437076102     3630    97150 SH       SOLE                    70600             26550
IBM CORP                       COM              459200101     3959    43108 SH       SOLE                    24700             18408
LOWES COS INC COM              COM              548661107     1389    24750 SH       SOLE                     3400             21350
MARSH & MCLENNAN COS COM       COM              571748102     3537    76400 SH       SOLE                    52500             23900
MEDTRONIC                      COM              585055106     4842   101400 SH       SOLE                    68400             33000
MICROSOFT CORP                 COM              594918104     3471   139230 SH       SOLE                    86400             52830
NEW YORK CMNTY BANCORP COM     COM              649445103     1426    41612 SH       SOLE                     4000             37612
NEXTEL COMMUNICATIONS CL A     COM              65332V103     4442   180125 SH       SOLE                   117000             63125
PAYCHEX INC                    COM              704326107     6257   175766 SH       SOLE                    92000             83766
PFIZER INC                     COM              717081103     2778    79270 SH       SOLE                    58120             21150
PROCTOR & GAMBLE               COM              742718109      312     2975 SH       SOLE                                       2975
SHURGARD STORAGE CTRS COM      COM              82567D104      539    13500 SH       SOLE                     2000             11500
SUNGARD DATA SYSTEMS           COM              867363103     5633   205575 SH       SOLE                   127400             78175
SYNOPSYS INC COM               COM              871607107     2403    83650 SH       SOLE                    59100             24550
SYSCO CORP COM                 COM              871829107     3649    93450 SH       SOLE                    60000             33450
TIFFANY & CO                   COM              886547108     2613    68450 SH       SOLE                    49600             18850
UNISYS CORP COM                COM              909214108     4368   305911 SH       SOLE                   197010            108901
UNITEDHEALTH GROUP INC COM     COM              91324P102     3582    55585 SH       SOLE                    35200             20385
UTSTARCOM INC COM              COM              918076100     2783    96810 SH       SOLE                    65900             30910
WAL-MART STORES INC            COM              931142103     4522    75750 SH       SOLE                    51500             24250
WASHINGTON MUTUAL INC          COM              939322103     3126    73180 SH       SOLE                    47500             25680
WASTE CONNECTIONS INC COM      COM              941053100     2700    67850 SH       SOLE                    49400             18450
WILSON GREATBATCH TECHNOLOGIES COM              972232102     2364    65150 SH       SOLE                    37500             27650
WYETH                          COM              983024100      265     7050 SH       SOLE                                       7050